Pro Forma Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 31, 2014	Dec. 28, 2013
Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Net sales	$ 512,105
Net income (loss)	$ (19,755)
Fiberweb
Business Acquisition [Line Items]
Net sales		$ 2,005,678	$ 1,966,103
Net income (loss)		$ (132,977)	$ (78,847)